Offerings - Offering: 1	Aug. 11, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value US$ 0.0001 per share
Amount Registered | shares	348,000,000
Proposed Maximum Offering Price per Unit	0.0243
Maximum Aggregate Offering Price	$ 8,456,400.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,296.46
Offering Note	American depositary shares issuable upon deposit of Class A ordinary shares registered hereby have been registered under separate registration statement on Form F-6 (Registration No. 333-258293). Each American depositary share represents 60 Class A ordinary shares.

Includes Class A ordinary shares initially offered and sold outside the United States that may be resold from time to time in the United States either as part of their distribution or within 40 days after the later of the effective date of this registration statement and the date the shares are first bona fide offered to the public. These Class A ordinary shares are not being registered for the purpose of sales outside the United States.

Estimated solely for the purpose of determining the amount of registration fee in accordance with Rule 457(c) under the Securities Act of 1933, based on the average of the high and low trading prices on August 8, 2025 of the Registrant’s American depositary shares listed on Nasdaq Capital Market and representing the Registrant’s Class A ordinary shares.